Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 47	€ 37	€ 37
Post-employment benefits	4	7	5
Other long-term benefits	35	17	15
Termination benefits	0	0	2
Share-based payment	15	18	17
Total	€ 101	€ 79	€ 76